INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax on profit - current tax
Current tax expense (income)	$ 1,031	$ 1,122
Adjustments for current tax of prior periods	(32)	59
Current tax	999	1,181
Tax on profit - deferred tax
Deferred tax expense (income) relating to origination and reversal of temporary differences	289	263
Adjustments for deferred tax of prior periods	56	(112)
Deferred tax	345	151
Tax expense related to continuing operations - current tax
Current domestic tax expense (income) and adjustments for current tax of prior periods	(9)	14
Current foreign tax expense (income) and adjustments for current tax of prior periods	1,008	1,167
Current tax	999	1,181
Tax expense relating to continuing operations - deferred tax
Deferred domestic tax expense (income) and adjustments for deferred tax of prior periods	38	(6)
Deferred foreign tax expense (income) and adjustments for deferred tax of prior periods	307	157
Deferred tax	345	151
Income tax expense	$ 1,344	$ 1,332